Equity-accounted investees - Impairment test (Details) - RUB (₽) ₽ in Thousands	12 Months Ended
	Dec. 31, 2022	Jan. 01, 2029
Equity-accounted investees
Percentage decrease in revenue impact on impairment of the investment in associate	5.00%
Percent increase or decrease in EBITDA impact on impairment of the investment in associate	(10.00%)
Percentage increase in discount rate impact on impairment of the investment in associate	1.00%
Annual revenue growth rate	₽ 27,110
EBITDA	10,879
Pre-tax discount rate	8,035
Impairment loss	₽ 218,126
YouDo.
Equity-accounted investees
Period over which management has projected cash flows	6 years
Average annual revenue growth rate	25.30%
Expected EBITDA margin of the investment in associate	28.40%
Discount rate applied to the cash flow projections	21.10%
YouDo. | Forecast
Equity-accounted investees
Annual growth rate for the forecasted cash flows		3.00%